INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $1,009,589 – June 30, 2026, $1,054,347 – December 31, 2025)	$ 1,009,589	$ 1,054,347
Equity securities, at fair value (cost: $25,887 – June 30, 2026, $16,086 – December 31, 2025)	25,887	16,086
Other investments, at fair value (cost: $13,016 – June 30, 2026, $12,028 – December 31, 2025)	13,016	12,028
Premiums receivable, net of allowance for expected credit losses ($14,029 – June 30, 2026, $13,595 – December 31, 2025)	14,029	13,595
Reinsurance recoverables, net of allowance for expected credit losses ($920 – June 30, 2026, $900 – December 31, 2025)	$ 920	$ 900
Common shares, shares authorized (in shares)	750,000,000	750,000,000
Common shares, par value (in USD per share)	$ 0.01	$ 0.01
Common shares, shares issued (in shares)	42,466,701	42,842,216
Common shares, shares outstanding (in shares)	42,466,701	42,842,216
Treasury shares (in shares)	187,497	1,407